Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Operating activities:
Net income	$ 67,467	¥ 477,728	¥ 295,201	¥ 240,879
Adjustments to reconcile net income to net cash provided by operating activities:
(Gain)/loss on disposal of property, plant and equipment	7	51	451	(828)
Depreciation of property, plant and equipment	6,331	44,828	47,744	45,969
Reduction in the carrying amount of right-of-use assets	330	2,335
Amortization of intangible assets	653	4,621	4,621	4,621
Deferred income taxes	(1,017)	(7,206)	(14,688)	(9,935)
Provision for doubtful accounts	3,445	24,395	38,214	31,716
Interest on convertible notes				1,023
Amortization of debt issuance costs				690
Share-based compensation				84,268
Change in fair value of equity securities	1,860	13,172	57,125
Loss on disposal of available-for-sale equity securities				167
Changes in operating assets and liabilities:
Accounts receivable	(12,273)	(86,897)	(30,367)	6,338
Inventories	(3,399)	(24,061)	(5,330)	286
Prepaid expenses and other receivables	(2,815)	(19,935)	(3,071)	(4,316)
Non-current deposits				9
Accounts payable	(1,917)	(13,574)	22,194	312
Accrued expenses and other payables	4,230	29,953	5,559	8,227
Operating lease liabilities	(319)	(2,259)
Deferred revenue	17,242	122,085	330,041	347,118
Amounts due to related parties				(4,679)
Income tax payable	1,725	12,216	2,706	6,024
Other non-current liabilities	6,574	46,552	41,718	60,873
Net cash provided by operating activities	88,124	624,004	792,118	818,762
Investing activities:
Purchase of property, plant and equipment	(3,423)	(24,240)	(30,689)	(67,066)
Proceeds from disposal of property, plant and equipment	170	1,195	479	372
Refund of deposits for purchase of property, plant and equipment	986	6,984
Proceeds from disposal of available-for-sale equity securities				217
Refund of non-current deposits	29,658	210,000
Payment of non-current deposits	(48,017)	(340,000)
Net cash used in investing activities	(20,626)	(146,061)	(30,210)	(66,477)
Financing activities:
Payment for dividends to shareholders			(18,173)
Payment for dividends to holder of non-controlling interests	(570)	(4,039)	(3,019)	(2,015)
Net cash used in financing activities	(570)	(4,039)	(21,192)	(2,015)
Effect of foreign currency exchange rate change on cash and cash equivalents	227	1,608	6,535	(9,924)
Net increase in cash and cash equivalents	67,155	475,512	747,251	740,346
Cash and cash equivalents at beginning of year	705,833	4,997,861	4,250,610	3,510,264
Cash and cash equivalents at end of year	772,988	5,473,373	4,997,861	4,250,610
Non-cash investing activities:
Property, plant and equipment acquired by non-current deposits	690	4,884	10,783
Non-cash financing activity:
Payable for dividends to holder of non-controlling interests	858	6,074	4,039
Supplemental disclosures of cash flow information:
Cash paid for income taxes	$ 13,567	¥ 96,074	¥ 73,242	66,567
Cash paid for interest				¥ 1,537